Inventories - Summary of Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Classes of current inventories [abstract]
Finished goods	$ 20,951	$ 60,383
Inventory write down	(20,951)
Inventories, net	$ 0	$ 60,383